Expense Example, No Redemption - GEORGE PUTNAM FUND OF BOSTON - Class C Shares	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 169
Expense Example, No Redemption, 3 Years	523
Expense Example, No Redemption, 5 Years	901
Expense Example, No Redemption, 10 Years	$ 1,765